SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful accounts receivable	$ 139,997		$ 114,791
Product return and advertising reserve	120,000		112,652
Advertising credits	60,000		12,400
Estimated useful life, minimum	5
Estimated useful life, maximum	7
Depreciation expense	14,431	6,026
Accumulated depreciation	74,048		59,616
Contracted research and development expense	$ 80,990	$ 71,118
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Anti-dilutive shares from the earnings per share calculation	2,538,130
Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Anti-dilutive shares from the earnings per share calculation	193,333
DS Laboratories Brazil LTDA [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest in subsidiaries	51.00%